SCHEDULE OF RECONCILIATION EFFECTIVE TAX (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Loss before income tax	$ (5,413,274)	$ (1,914,810)
Income tax benefit computed based on PRC statutory rate	(1,353,319)	(478,702)
Effect of rate differential for Hong Kong and other outside PRC entities	244,075	57,792
Effect of PRC preferential tax rate	96,945	61,845
Change in valuation allowance	508,187	248,630
Permanent difference	265,840	11,468
Effective tax	$ (238,272)	$ (98,967)